Common shares - Summary of restricted stock awards (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of Shares
Number of shares, outstanding and non-vested (in shares)	3,793,883	3,231,060
Number of shares, outstanding and non-vested (in shares)	4,597,824	3,793,883	3,231,060
Restricted Stock
Number of Shares
Number of shares, outstanding and non-vested (in shares)		3,231,060
Number of shares, granted (in shares)	1,847,748	1,472,800
Number of shares, vested (in shares)	(1,042,307)	(905,643)
Number of shares, forfeited (in shares)	(1,500)	(4,334)
Number of shares, outstanding and non-vested (in shares)			3,231,060
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $ / shares	$ 53.98	$ 38.57
Weighted average grant date fair value, granted (in USD per share) | $ / shares	44.79
Weighted average grant date fair value, vested (in USD per share) | $ / shares	39.95	27.4
Weighted average grant date fair value, forfeited (in USD per share) | $ / shares	56.22	69.38
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $ / shares	$ 53.46	53.98	$ 38.57
2013 Equity Incentive Plan | Restricted Stock
Number of Shares
Number of shares, granted (in shares)	1,847,748
Weighted average grant date fair value, granted (in USD per share) | $ / shares	$ 44.79	$ 71.49	$ 55.61